T. ROWE PRICE RETIREMENT I 2005 FUND - I CLASS
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 59.2%
T. Rowe Price Funds:
New Income Fund	56,154	5,699	2,425	6,114,991	60,722
Limited Duration Inflation Focused
Bond Fund	48,922	5,398	2,526	10,318,959	53,555
International Bond Fund (USD
Hedged)	18,574	2,403	947	1,997,680	20,416
Emerging Markets Bond Fund	14,310	845	710	1,398,173	15,660
High Yield Fund	12,447	1,656	665	2,164,785	13,985
Dynamic Global Bond Fund	12,321	1,063	605	1,319,313	12,916
Floating Rate Fund	4,682	283	244	517,653	4,814
U. S. Treasury Long-Term Fund	3,095	176	151	201,390	3,069
Total Bond Mutual Funds (Cost $178,183)					185,137

EQUITY MUTUAL FUNDS 37.7%
T. Rowe Price Funds:
Equity Index 500 Fund	56,832	3,393	22,168	436,572	40,688
International Value Equity Fund	9,517	354	761	801,927	10,056
International Stock Fund	8,515	400	379	509,912	9,693
Growth Stock Fund	1,317	7,223	80	102,045	9,610
Overseas Stock Fund	8,743	400	906	861,682	9,263
Value Fund	1,087	7,710	63	251,234	9,127
Emerging Markets Stock Fund	5,202	114	417	124,190	5,820
Mid-Cap Growth Fund	4,908	165	210	52,410	5,384
Mid-Cap Value Fund	4,208	207	214	174,995	4,737
New Horizons Fund(2)	3,645	32	668	42,263	3,382
Small-Cap Stock Fund(2)	2,708	183	273	54,993	2,938
Real Assets Fund	2,627	112	106	257,570	2,921
Small-Cap Value Fund	2,546	128	133	65,578	2,849
U. S. Large-Cap Core Fund	29	926	3	37,393	1,073
Emerging Markets Discovery Stock
Fund	51	317	7	31,012	368
Total Equity Mutual Funds (Cost $99,133)					117,909

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2005 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 3.1%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 0.24% (3)	9,030	9,474	8,975	9,529,296	9,529
Total Short-Term Investments (Cost $9,529)					9,529

Total Investments in Securities 100.0%
(Cost $286,845)					$312,575

Other Assets Less Liabilities (0.0)%					(85)

Net Assets 100.0%					$312,490

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the Z
	Class of each underlying Price Fund. Additional information about each
	underlying Price Fund is available by calling 1-877-495-1138 and at
	www. troweprice. com.
(2)	Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2005 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$32	$137	$79
Emerging Markets Bond Fund	14	1,215	180
Emerging Markets Discovery
Stock Fund	1	7	—
Emerging Markets Stock Fund	54	921	—
Equity Index 500 Fund	4,056	2,631	241
Floating Rate Fund	6	93	54
Growth Stock Fund	9	1,150	—
High Yield Fund	28	547	199
International Bond Fund (USD
Hedged)	39	386	98
International Stock Fund	54	1,157	—
International Value Equity Fund	(29)	946	—
Limited Duration Inflation
Focused Bond Fund	73	1,761	108
Mid-Cap Growth Fund	39	521	—
Mid-Cap Value Fund	11	536	—
New Horizons Fund	219	373	—
New Income Fund	135	1,294	430
Overseas Stock Fund	(23)	1,026	—
Real Assets Fund	16	288	—
Small-Cap Stock Fund	21	320	—
Small-Cap Value Fund	6	308	—
U. S. Large-Cap Core Fund	—	121	—
U. S. Treasury Long-Term Fund	24	(51)	15
Value Fund	7	393	—
U. S. Treasury Money Fund	—	—	7
Totals	$4,792#	$16,080	$1,411+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $1,411 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2005 FUND - I CLASS
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2005 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.